List of consolidated entities and associates - Summary of consolidated entities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sportradar AG, Switzerland
Disclosure of information about consolidated structured entities
Percentage of equity interest held	99.99%	99.99%
DataCentric Corporation, Philippines
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sport Data AG, Switzerland
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar AB, Sweden
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Americas Inc, USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Solutions LLC, USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar US LLC, USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar AS, Norway
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Australia Pty Ltd, Australia
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Germany GmbH, Germany
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar GmbH, Germany
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar GmbH, Austria
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar informaticijske tehnologije d.o.o., Slovenia
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Latam S.A., Uruguay
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Malta Limited, Malta
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Managed Trading Services Limited, Gibraltar
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar O, Estonia
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Polska sp. z o.o., Poland
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Singapore Pte.Ltd, Singapore
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar UK Ltd, UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Virtual Gaming GmbH, Germany
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar SA (PTY) LTD, South Africa
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Media Services GmbH, Austria
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Nsoft d.o.o, Bosnia and Herzegovina
Disclosure of information about consolidated structured entities
Percentage of equity interest held	70.00%	70.00%
NSoft Solutions d.o.o, Croatia
Disclosure of information about consolidated structured entities
Percentage of equity interest held	70.00%	70.00%
NSoft LTD, Malta
Disclosure of information about consolidated structured entities
Percentage of equity interest held	70.00%	70.00%
Stark Solutions d.o.o, Bosnia and Herzegovina
Disclosure of information about consolidated structured entities
Percentage of equity interest held	70.00%	70.00%
Optima Information services S.L.U., Spain
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Optima Research Development S.L.U., Spain
Disclosure of information about consolidated structured entities
Percentage of equity interest held		100.00%
Optima BEG d.o.o., Serbia
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar B.V. The Netherlands
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Data Technologies India LLP, India
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Atrium Sports, Inc. , USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Atrium Sports Ltd , UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held		100.00%
Atrium Sports Pty Ltd , Australia
Disclosure of information about consolidated structured entities
Percentage of equity interest held		100.00%
Synergy Sports Technology LLC , USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Keemotion Group Inc., USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Synergy Sports, SRL, Belgium
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Keemotion LLC, USA
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Slovakia s.r.o.
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Cyprus Limited, Cyprus
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Jersey Holding Ltd, UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Management Ltd, UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Fresh Eight Ltd., UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Capital Sarl SPA, Luxembourg
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Vaix Ltd., UK
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Vaix Greece IKE, Greece
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%	100.00%
Sportradar Brazil Ltda, Brazil
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%
Sportradar Canada Ltd, Canada
Disclosure of information about consolidated structured entities
Percentage of equity interest held	100.00%
Bayes Esports Solutions GmbH, Germany
Disclosure of information about consolidated structured entities
Proportion of ownership interest in associate		42.58%